Third Quarter Report
January 31, 2023 (Unaudited)
Columbia U.S. Treasury Index Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia U.S. Treasury Index Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 99.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2024	0.875%	4,910,000	4,724,916
02/15/2024	0.125%	7,554,000	7,202,267
02/15/2024	2.750%	6,184,000	6,058,387
02/29/2024	1.500%	5,140,000	4,966,324
02/29/2024	2.125%	4,896,000	4,760,595
02/29/2024	2.375%	2,462,000	2,400,931
03/15/2024	0.250%	4,841,000	4,608,027
03/31/2024	2.125%	6,657,000	6,462,491
03/31/2024	2.250%	5,923,000	5,759,655
04/15/2024	0.375%	4,205,000	3,996,393
04/30/2024	2.000%	3,166,000	3,064,713
04/30/2024	2.250%	3,269,000	3,174,122
04/30/2024	2.500%	5,548,000	5,403,665
05/15/2024	0.250%	3,575,000	3,380,749
05/15/2024	2.500%	6,789,000	6,608,137
05/31/2024	2.000%	5,566,000	5,378,147
05/31/2024	2.500%	3,610,000	3,511,430
06/15/2024	0.250%	5,958,000	5,618,906
06/30/2024	1.750%	3,540,000	3,404,623
06/30/2024	2.000%	2,523,000	2,434,498
06/30/2024	3.000%	5,474,000	5,357,464
07/15/2024	0.375%	4,660,000	4,390,412
07/31/2024	1.750%	5,053,000	4,852,459
07/31/2024	2.125%	2,640,000	2,549,662
07/31/2024	3.000%	4,847,000	4,742,297
08/15/2024	0.375%	5,951,000	5,590,221
08/15/2024	2.375%	6,973,000	6,755,639
08/31/2024	1.250%	2,535,000	2,411,716
08/31/2024	1.875%	3,131,000	3,007,961
08/31/2024	3.250%	5,805,000	5,700,465
09/15/2024	0.375%	6,794,000	6,371,233
09/30/2024	1.500%	4,452,000	4,248,530
09/30/2024	2.125%	3,081,000	2,970,397
09/30/2024	4.250%	4,908,000	4,897,072
10/15/2024	0.625%	8,143,000	7,649,967
10/31/2024	1.500%	4,952,000	4,716,973
10/31/2024	2.250%	3,416,000	3,296,040
11/15/2024	0.750%	4,291,000	4,029,350
11/15/2024	2.250%	5,395,000	5,205,332
11/30/2024	1.500%	2,174,000	2,068,272
11/30/2024	2.125%	346,000	332,890
11/30/2024	4.500%	3,726,000	3,738,517
12/15/2024	1.000%	6,928,000	6,524,498
12/31/2024	1.750%	4,831,000	4,613,605
12/31/2024	2.250%	1,789,000	1,723,590
01/15/2025	1.125%	5,967,000	5,623,198
01/31/2025	1.375%	3,425,000	3,242,244
01/31/2025	2.500%	2,209,000	2,137,553
02/15/2025	1.500%	7,071,000	6,701,982
02/15/2025	2.000%	5,435,000	5,204,437
02/28/2025	1.125%	3,322,000	3,123,718
02/28/2025	2.750%	5,138,000	4,993,895
03/15/2025	1.750%	5,249,000	4,996,802
03/31/2025	0.500%	4,875,000	4,517,373
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/31/2025	2.625%	3,771,000	3,656,102
04/15/2025	2.625%	5,882,000	5,698,647
04/30/2025	0.375%	4,205,000	3,873,528
04/30/2025	2.875%	3,597,000	3,502,579
05/15/2025	2.125%	5,903,000	5,651,200
05/15/2025	2.750%	4,352,000	4,227,220
05/31/2025	0.250%	5,499,000	5,038,888
05/31/2025	2.875%	2,362,000	2,299,444
06/15/2025	2.875%	5,192,000	5,057,738
06/30/2025	0.250%	5,929,000	5,427,351
06/30/2025	2.750%	3,280,000	3,184,675
07/15/2025	3.000%	5,781,000	5,645,056
07/31/2025	0.250%	5,390,000	4,917,112
07/31/2025	2.875%	2,468,000	2,403,022
08/15/2025	2.000%	6,371,000	6,065,391
08/15/2025	3.125%	4,667,000	4,570,743
08/31/2025	0.250%	4,979,000	4,529,723
08/31/2025	2.750%	2,414,000	2,340,826
09/15/2025	3.500%	5,489,000	5,428,106
09/30/2025	0.250%	5,798,000	5,268,480
09/30/2025	3.000%	2,420,000	2,361,013
10/15/2025	4.250%	4,515,000	4,549,921
10/31/2025	0.250%	6,091,000	5,514,258
10/31/2025	3.000%	3,111,000	3,034,683
11/15/2025	2.250%	6,847,000	6,550,118
11/15/2025	4.500%	3,964,000	4,023,770
11/30/2025	0.375%	6,265,000	5,678,635
11/30/2025	2.875%	3,722,000	3,619,354
12/15/2025	4.000%	2,097,000	2,103,717
12/31/2025	0.375%	7,714,000	6,987,799
01/31/2026	0.375%	7,101,000	6,407,543
01/31/2026	2.625%	4,569,000	4,412,298
02/15/2026	1.625%	5,126,000	4,798,016
02/15/2026	6.000%	485,000	513,645
02/28/2026	2.500%	4,259,000	4,091,967
03/31/2026	0.750%	7,887,000	7,176,554
03/31/2026	2.250%	4,111,000	3,920,866
04/30/2026	0.750%	7,190,000	6,521,555
04/30/2026	2.375%	3,631,000	3,474,413
05/15/2026	1.625%	5,906,000	5,509,191
05/31/2026	0.750%	6,266,000	5,671,220
05/31/2026	2.125%	4,135,000	3,921,466
06/30/2026	0.875%	5,732,000	5,202,238
06/30/2026	1.875%	3,287,000	3,090,037
07/31/2026	0.625%	6,384,000	5,730,637
07/31/2026	1.875%	3,061,000	2,873,035
08/15/2026	1.500%	6,599,000	6,104,591
08/31/2026	0.750%	7,260,000	6,531,731
08/31/2026	1.375%	2,513,000	2,313,138
09/30/2026	0.875%	5,441,000	4,908,377
09/30/2026	1.625%	1,997,000	1,853,466
10/31/2026	1.625%	2,647,000	2,452,197
11/15/2026	2.000%	6,170,000	5,790,159
11/30/2026	1.250%	6,559,000	5,982,013
11/30/2026	1.625%	2,088,000	1,933,358
2	Columbia U.S. Treasury Index Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, January 31, 2023 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/31/2026	1.250%	6,122,000	5,574,846
12/31/2026	1.750%	2,844,000	2,644,253
01/31/2027	1.500%	8,303,000	7,626,435
02/15/2027	2.250%	5,499,000	5,204,718
02/28/2027	1.125%	1,558,000	1,409,381
02/28/2027	1.875%	6,011,000	5,597,274
03/31/2027	0.625%	2,295,000	2,027,848
03/31/2027	2.500%	5,662,000	5,402,344
04/30/2027	0.500%	3,196,000	2,801,244
04/30/2027	2.750%	5,533,000	5,329,403
05/15/2027	2.375%	6,142,000	5,826,743
05/31/2027	0.500%	3,520,000	3,076,150
05/31/2027	2.625%	5,278,000	5,058,221
06/30/2027	0.500%	4,342,000	3,787,377
06/30/2027	3.250%	4,978,000	4,892,830
07/31/2027	0.375%	5,003,000	4,329,940
07/31/2027	2.750%	8,279,000	7,970,478
08/15/2027	2.250%	4,827,000	4,547,185
08/31/2027	0.500%	4,015,000	3,487,718
08/31/2027	3.125%	4,979,000	4,871,640
09/30/2027	0.375%	6,086,000	5,243,945
09/30/2027	4.125%	4,610,000	4,704,001
10/31/2027	0.500%	4,821,000	4,166,775
10/31/2027	4.125%	5,507,000	5,621,873
11/15/2027	2.250%	5,016,000	4,714,256
11/30/2027	0.625%	4,443,000	3,857,427
11/30/2027	3.875%	5,486,000	5,550,289
12/31/2027	0.625%	5,653,000	4,899,119
01/31/2028	0.750%	6,823,000	5,937,076
02/15/2028	2.750%	6,435,000	6,175,589
02/29/2028	1.125%	7,100,000	6,285,164
03/31/2028	1.250%	5,969,000	5,309,146
04/30/2028	1.250%	7,084,000	6,290,371
05/15/2028	2.875%	7,901,000	7,616,441
05/31/2028	1.250%	6,920,000	6,134,472
06/30/2028	1.250%	8,162,000	7,224,008
07/31/2028	1.000%	6,671,000	5,811,066
08/15/2028	2.875%	7,563,000	7,280,569
08/31/2028	1.125%	7,179,000	6,284,990
09/30/2028	1.250%	6,660,000	5,861,320
10/31/2028	1.375%	6,477,000	5,733,157
11/15/2028	3.125%	6,402,000	6,239,449
11/15/2028	5.250%	993,000	1,075,776
11/30/2028	1.500%	6,559,000	5,838,535
12/31/2028	1.375%	6,195,000	5,473,379
01/31/2029	1.750%	6,126,000	5,520,579
02/15/2029	2.625%	6,400,000	6,061,500
02/15/2029	5.250%	277,000	300,653
02/28/2029	1.875%	5,616,000	5,093,449
03/31/2029	2.375%	5,307,000	4,950,021
04/30/2029	2.875%	4,600,000	4,415,281
05/15/2029	2.375%	5,248,000	4,891,300
05/31/2029	2.750%	4,388,000	4,180,598
06/30/2029	3.250%	4,794,000	4,701,116
07/31/2029	2.625%	4,555,000	4,305,543
08/15/2029	1.625%	4,893,000	4,358,593
08/31/2029	3.125%	3,813,000	3,711,717
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/30/2029	3.875%	4,136,000	4,207,734
10/31/2029	4.000%	2,253,000	2,310,029
11/15/2029	1.750%	3,865,000	3,464,610
11/30/2029	3.875%	3,624,000	3,690,817
02/15/2030	1.500%	6,860,000	6,022,866
05/15/2030	0.625%	9,150,000	7,485,844
05/15/2030	6.250%	687,000	803,897
08/15/2030	0.625%	12,227,000	9,955,453
11/15/2030	0.875%	12,586,000	10,403,116
02/15/2031	1.125%	12,586,000	10,599,772
02/15/2031	5.375%	1,250,000	1,406,641
05/15/2031	1.625%	12,330,000	10,729,027
08/15/2031	1.250%	13,070,000	10,968,589
11/15/2031	1.375%	12,762,000	10,763,949
02/15/2032	1.875%	11,668,000	10,244,139
05/15/2032	2.875%	11,061,000	10,540,787
08/15/2032	2.750%	12,877,000	12,122,488
11/15/2032	4.125%	7,945,000	8,362,112
02/15/2036	4.500%	729,000	810,215
05/15/2037	5.000%	851,000	991,947
02/15/2038	4.375%	767,000	841,423
05/15/2038	4.500%	736,000	818,225
02/15/2039	3.500%	721,000	713,227
05/15/2039	4.250%	1,200,000	1,299,188
08/15/2039	4.500%	1,476,000	1,644,818
11/15/2039	4.375%	1,678,000	1,841,343
02/15/2040	4.625%	1,628,000	1,841,675
05/15/2040	1.125%	4,837,000	3,223,407
05/15/2040	4.375%	1,564,000	1,713,558
08/15/2040	1.125%	5,538,000	3,670,656
08/15/2040	3.875%	1,489,000	1,533,205
11/15/2040	1.375%	6,378,000	4,409,789
11/15/2040	4.250%	1,640,000	1,768,894
02/15/2041	1.875%	7,376,000	5,540,067
02/15/2041	4.750%	1,371,000	1,573,865
05/15/2041	2.250%	6,498,000	5,180,124
05/15/2041	4.375%	1,334,000	1,462,189
08/15/2041	1.750%	7,000,000	5,095,781
08/15/2041	3.750%	1,493,000	1,501,631
11/15/2041	2.000%	7,182,000	5,454,953
11/15/2041	3.125%	1,514,000	1,387,439
02/15/2042	2.375%	5,608,000	4,534,594
02/15/2042	3.125%	1,649,000	1,506,258
05/15/2042	3.000%	1,389,000	1,241,202
05/15/2042	3.250%	4,872,000	4,518,780
08/15/2042	2.750%	1,659,000	1,420,000
08/15/2042	3.375%	4,214,000	3,982,888
11/15/2042	2.750%	2,482,000	2,119,783
11/15/2042	4.000%	2,492,000	2,574,937
02/15/2043	3.125%	2,141,000	1,941,285
05/15/2043	2.875%	3,512,000	3,055,989
08/15/2043	3.625%	2,459,000	2,405,209
11/15/2043	3.750%	2,473,000	2,460,635
02/15/2044	3.625%	2,409,000	2,350,281
05/15/2044	3.375%	2,463,000	2,311,372
08/15/2044	3.125%	3,082,000	2,777,171
11/15/2044	3.000%	2,882,000	2,541,564

Columbia U.S. Treasury Index Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, January 31, 2023 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2045	2.500%	3,593,000	2,896,856
05/15/2045	3.000%	1,516,000	1,334,317
08/15/2045	2.875%	2,513,000	2,163,929
11/15/2045	3.000%	1,425,000	1,252,887
02/15/2046	2.500%	2,897,000	2,327,558
05/15/2046	2.500%	2,819,000	2,264,450
08/15/2046	2.250%	3,714,000	2,835,987
11/15/2046	2.875%	1,604,000	1,380,944
02/15/2047	3.000%	2,693,000	2,370,261
05/15/2047	3.000%	2,601,000	2,288,474
08/15/2047	2.750%	3,425,000	2,877,535
11/15/2047	2.750%	3,522,000	2,960,131
02/15/2048	3.000%	4,085,000	3,601,183
05/15/2048	3.125%	4,549,000	4,106,183
08/15/2048	3.000%	4,842,000	4,269,282
11/15/2048	3.375%	5,119,000	4,838,255
02/15/2049	3.000%	5,204,000	4,603,101
05/15/2049	2.875%	5,297,000	4,574,456
08/15/2049	2.250%	5,108,000	3,871,704
11/15/2049	2.375%	4,785,000	3,721,833
02/15/2050	2.000%	5,997,000	4,284,107
05/15/2050	1.250%	6,626,000	3,894,846
08/15/2050	1.375%	7,479,000	4,534,144
11/15/2050	1.625%	7,656,000	4,954,867
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2051	1.875%	8,243,000	5,681,230
05/15/2051	2.375%	8,235,000	6,380,838
08/15/2051	2.000%	8,165,000	5,789,495
11/15/2051	1.875%	7,884,000	5,411,627
02/15/2052	2.250%	6,984,000	5,250,004
05/15/2052	2.875%	6,611,000	5,700,955
08/15/2052	3.000%	6,298,000	5,575,698
11/15/2052	4.000%	5,233,000	5,596,857
Total U.S. Treasury Obligations (Cost $1,211,932,117)			1,122,617,552

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(a),(b)	3,795,903	3,794,384
Total Money Market Funds (Cost $3,794,215)		3,794,384
Total Investments in Securities (Cost: $1,215,726,332)		1,126,411,936
Other Assets & Liabilities, Net		6,827,304
Net Assets		1,133,239,240

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at January 31, 2023.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	12,203,954	121,182,960	(129,591,430)	(1,100)	3,794,384	(580)	92,385	3,795,903
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia U.S. Treasury Index Fund | Third Quarter Report 2023

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT237_04_N01_(03/23)